FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Van Eck Associates Corporation
          99 Park Avenue, 8th Floor
          New York, NY 10016

13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex Bogaenko
Title:    Controller
Phone:    (212) 293-2052

Signature, Place, and Date of Signing:

/s/ Alex Bogaenko        New York, NY        November 12, 2003
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      154

Form 13F Information Table Value Total: $365,397
                                       (thousands)

--------------------------------------------------------------------------------------------------------
SEC FORM 13F                                        REPORTING MANAGER: VAN ECK ASSOCIATES CORP.
--------------------------------------------------------------------------------------------------------
                 ITEM 1:                          ITEM 2:         ITEM 3:        ITEM 4:        ITEM 5:


                                                                                  FAIR        SHARES OR
                                                                                 MARKET       PRINCIPAL
            NAME OF ISSUER                   TITLE OF CLASS       CUSIP #        VALUE         AMOUNT
                                                                                 $(000)
--------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                COM            002893105          416         15,000
Abitibi-Consolidated, Inc.                        COM            003924107        1,715        245,000
AdvancePCS                                        COM            00790K109          237          5,200
Agnico-Eagle Mines Ltd.                           COM            008474108        4,521        365,800
Agnico-Eagle Mines Ltd. Warrants            *W EXP 11/07/200     008474132          211         62,500
Alcoa, Inc.                                       COM            013817101        2,494         95,320
AMB Property Corp.                                COM            00163T109        1,725         56,000
American Power Conversion Corp.                   COM            029066107          269         15,700
Anadarko Petroleum Corp.                          COM            032511107        1,670         40,000
AngloGold Ltd.                               SPONSORED ADR       035128206        8,462        224,449
Annaly Mortgage                                   COM            035710409          328         20,000
Aracruz Celulose S.A.                        SPON ADR PFD B      038496204        1,884         69,000
Archer-Daniels-Midland Co.                        COM            039483102          187         14,300
Archstone-Smith Trust                             COM            039583109          290         11,000
ASA  Ltd.                                         COM            002050102        8,193        193,000
Autodesk, Inc.                                    COM            052769106          225         13,200
Baker Hughes, Inc.                                COM            057224107        1,524         51,500
Barrick Gold Corp.                                COM            067901108          659         35,000
Bema Gold Corp.                                   COM            08135F107        1,016        400,200
Black & Decker Corp.                              COM            091797100          349          8,600
Boise Cascade Corp.                               COM            097383103        1,162         42,100
Boston Properties, Inc.                           COM            101121101        1,695         39,000
Brookfield Homes Corp.                            COM            112723101          440         23,730
Brookfield Properties Corp.                       COM            112900105        1,649         70,150
Bunge Ltd.                                        COM            G16962105        3,135        114,000
C.R. Bard, Inc.                                   COM            067383109          398          5,600
Cadence Design Systems, Inc.                      COM            127387108          273         20,400
Callaway Golf Co.                                 COM            131193104          270         18,900
Calpine Corporation                               COM            131347106          159         32,600
CBRL Group, Inc.                                  COM            12489V106          248          7,000
Central Fund of Canada Ltd.                       CL A           153501101        8,328      1,738,600
CHC Helicopter Corp.                          CL A SUB VTG       12541C203        1,683         85,000
Chelsea Property Group, Inc.                      COM            163421100          479         10,000
China Mobile (Hong Kong) Ltd.                SPONSORED ADR       16941M109          196         15,050
Cia Vale de Rio Doce                          SPON ADR PFD       204412100        3,122         84,200
Citrix Systems, Inc.                              COM            177376100          201          9,100
ConocoPhillips                                    COM            20825C104        2,081         38,000
Constellation Energy Group, Inc.                  COM            210371100          333          9,300
Coventry Health Care, Inc.                        COM            222862104          243          4,600
Crescent Real Estate Equities Co.                 COM            225756105        1,109         76,500
Crown Castle International Corp.                  COM            228227104          166         17,600
Devon Energy Corp.                                COM            25179M103          771         16,000
Durban Roodepoort Deep Ltd. (Sponsored A     SPONSORED ADR       266597301        1,454        515,624
Edison International                              COM            281020107          279         14,600
Eldorado Gold Corp.                               COM            284902103        7,910      3,020,000
Embraer Aircraft Corp.                       SP ADR PFD SHS      29081M102        2,525        119,687
Equity Office Properties Trust                    COM            294741103          578         21,000


-----------------------------------------------------------------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2003                                   SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
                 ITEM 1:                                   ITEM 6:                ITEM 7:                      ITEM 8:
                                                    INVESTMENT DISCRETION                                VOTING AUTHORITY
                                         --------------------------------------------------                  (SHARES)
                                                                                 MANAGERS    --------------------------------------
                                          (a) SOLE     (b) SHARED     (c) SHARED   SEE         (a) SOLE     (b) SHARED    (c) NONE
                                                       AS DEFINED        OTHER    INSTR
            NAME OF ISSUER                             IN INSTR. V                  V
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                            X                                                  15,000
Abitibi-Consolidated, Inc.                    X                                                 245,000
AdvancePCS                                    X                                                   5,200
Agnico-Eagle Mines Ltd.                       X                                                 365,800
Agnico-Eagle Mines Ltd. Warrants              X                                                  62,500
Alcoa, Inc.                                   X                                                  95,320
AMB Property Corp.                            X                                                  56,000
American Power Conversion Corp.               X                                                  15,700
Anadarko Petroleum Corp.                      X                                                  40,000
AngloGold Ltd.                                X                                                 224,449
Annaly Mortgage                               X                                                  20,000
Aracruz Celulose S.A.                         X                                                  69,000
Archer-Daniels-Midland Co.                    X                                                  14,300
Archstone-Smith Trust                         X                                                  11,000
ASA  Ltd.                                     X                                                 193,000
Autodesk, Inc.                                X                                                  13,200
Baker Hughes, Inc.                            X                                                  51,500
Barrick Gold Corp.                            X                                                  35,000
Bema Gold Corp.                               X                                                 400,200
Black & Decker Corp.                          X                                                   8,600
Boise Cascade Corp.                           X                                                  42,100
Boston Properties, Inc.                       X                                                  39,000
Brookfield Homes Corp.                        X                                                  23,730
Brookfield Properties Corp.                   X                                                  70,150
Bunge Ltd.                                    X                                                 114,000
C.R. Bard, Inc.                               X                                                   5,600
Cadence Design Systems, Inc.                  X                                                  20,400
Callaway Golf Co.                             X                                                  18,900
Calpine Corporation                           X                                                  32,600
CBRL Group, Inc.                              X                                                   7,000
Central Fund of Canada Ltd.                   X                                               1,738,600
CHC Helicopter Corp.                          X                                                  85,000
Chelsea Property Group, Inc.                  X                                                  10,000
China Mobile (Hong Kong) Ltd.                 X                                                  15,050
Cia Vale de Rio Doce                          X                                                  84,200
Citrix Systems, Inc.                          X                                                   9,100
ConocoPhillips                                X                                                  38,000
Constellation Energy Group, Inc.              X                                                   9,300
Coventry Health Care, Inc.                    X                                                   4,600
Crescent Real Estate Equities Co.             X                                                  76,500
Crown Castle International Corp.              X                                                  17,600
Devon Energy Corp.                            X                                                  16,000
Durban Roodepoort Deep Ltd. (Sponsored A      X                                                 515,624
Edison International                          X                                                  14,600
Eldorado Gold Corp.                           X                                               3,020,000
Embraer Aircraft Corp.                        X                                                 119,687
Equity Office Properties Trust                X                                                  21,000

--------------------------------------------------------------------------------------------------------
SEC FORM 13F                                        REPORTING MANAGER: VAN ECK ASSOCIATES CORP.
--------------------------------------------------------------------------------------------------------
                 ITEM 1:                          ITEM 2:         ITEM 3:        ITEM 4:        ITEM 5:


                                                                                  FAIR        SHARES OR
                                                                                 MARKET       PRINCIPAL
            NAME OF ISSUER                   TITLE OF CLASS       CUSIP #        VALUE         AMOUNT
                                                                                 $(000)
--------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust            SH BEN INT        29476L107          381         13,000
Estee Lauder Companies, Inc.                      CL A           518439104          211          6,200
Firstenergy Corp.                                 COM            337932107        2,552         80,000
FNX Mining Co., Inc.                              COM            30253R101          551        110,000
Forest Oil Corp.                             COM PAR $0.01       346091705        1,221         51,000
Gammon Lake Resources                             COM            364915108        1,561        440,000
General Growth Properties, Inc.                   COM            370021107          430          6,000
General Motors Corp.                            CL H NEW         370442832          238         16,600
Glamis Gold Ltd.                                  COM            376775102       26,357      1,995,300
GlobalSantaFe Corp.                               SHS            G3930E101        2,203         92,000
Gold Fields Ltd.                             SPONSORED ADR       38059T106       22,448      1,584,162
Goldcorp, Inc. (Class A)                          COM            380956409       13,245        948,800
Golden Cycle Gold Corp                            COM            380894105          850         50,000
Golden Star Resources Ltd.                        COM            38119T104        2,093        502,000
Great Basin Gold Ltd.                             COM            390124105        1,310        910,000
Harmony Gold Mining Co. Ltd.                 SPONSORED ADR       413216300       14,963      1,032,631
Hasbro, Inc.                                      COM            418056107          276         14,800
Hecla Mining Co.                                  COM            422704106        8,748      1,669,400
Hilton Hotels Corp.                               COM            432848109          329         20,300
Hormel Foods Corp.                                COM            440452100          230         10,000
HRPT Properties Trust                        COM SH BEN INT      40426W101          196         21,400
Humana, Inc.                                      COM            444859102          245         13,600
IAMGOLD Corp.                                     COM            450913108       13,901      2,238,200
Inco Ltd.                                         COM            453258402        3,760        135,500
InFocus Corp.                                     COM            45665B106          171         35,200
J.B. Hunt Transport Services, Inc.                COM            445658107          219          8,400
Kimco Realty Corp.                                COM            49446R109          410         10,000
Kinross Gold Corp.                              COM NEW          496902206       12,780      1,713,117
Knightsbridge Tankers Ltd.                        ORD            G5299G106          194         21,200
La Quinta Corp.                                PAIRED CTF        50419U202        1,807        290,000
Lear Corp.                                        COM            521865105          468          8,900
Liberty Property Trust                         SH BEN INT        531172104          444         12,000
LTC Properties, Inc.                              COM            502175102          347         30,000
Macerich Co. (The)                                COM            554382101          378         10,000
Manor Care, Inc.                                  COM            564055101          243          8,100
Mattel, Inc.                                      COM            577081102          290         15,300
Max Re Capital Ltd.                               SHS            G6052F103          384         22,600
Maxtor Corp.                                    COM NEW          577729205          303         24,900
Maytag Corp.                                      COM            578592107          395         15,800
MBIA, Inc.                                        COM            55262C100          225          4,100
McDermott International, Inc.                     COM            580037109          514         90,000
Medicis Pharmaceutical Corp.                    CL A NEW         584690309          217          3,700
MGIC Investment Corp.                             COM            552848103          213          4,100
Miramar Mining Corp.                              COM            60466E100        9,470      5,672,300
Monsanto Co.                                      COM            61166W101          271         11,300
Murphy Oil Corp.                                  COM            626717102        3,114         53,000
Mylan Laboratories, Inc.                          COM            628530107          286          7,400


----------------------------------------------------------------------------------------------------------------------------------
                                                 SEPTEMBER 30, 2003                                      SEC USE ONLY
----------------------------------------------------------------------------------------------------------------------------------
                 ITEM 1:                              ITEM 6:                  ITEM 7:                       ITEM 8:
                                               INVESTMENT DISCRETION                                   VOTING AUTHORITY
                                    ---------------------------------------------------                    (SHARES)
                                                                              MANAGERS     ---------------------------------------
                                     (a) SOLE     (b) SHARED     (c) SHARED     SEE         (a) SOLE      (b) SHARED     (c) NONE
                                                  AS DEFINED        OTHER      INSTR
            NAME OF ISSUER                        IN INSTR. V                    V
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust     X                                                     13,000
Estee Lauder Companies, Inc.            X                                                      6,200
Firstenergy Corp.                       X                                                     80,000
FNX Mining Co., Inc.                    X                                                    110,000
Forest Oil Corp.                        X                                                     51,000
Gammon Lake Resources                   X                                                    440,000
General Growth Properties, Inc.         X                                                      6,000
General Motors Corp.                    X                                                     16,600
Glamis Gold Ltd.                        X                                                  1,995,300
GlobalSantaFe Corp.                     X                                                     92,000
Gold Fields Ltd.                        X                                                  1,584,162
Goldcorp, Inc. (Class A)                X                                                    948,800
Golden Cycle Gold Corp                  X                                                     50,000
Golden Star Resources Ltd.              X                                                    502,000
Great Basin Gold Ltd.                   X                                                    910,000
Harmony Gold Mining Co. Ltd.            X                                                  1,032,631
Hasbro, Inc.                            X                                                     14,800
Hecla Mining Co.                        X                                                  1,669,400
Hilton Hotels Corp.                     X                                                     20,300
Hormel Foods Corp.                      X                                                     10,000
HRPT Properties Trust                   X                                                     21,400
Humana, Inc.                            X                                                     13,600
IAMGOLD Corp.                           X                                                  2,238,200
Inco Ltd.                               X                                                    135,500
InFocus Corp.                           X                                                     35,200
J.B. Hunt Transport Services, Inc.      X                                                      8,400
Kimco Realty Corp.                      X                                                     10,000
Kinross Gold Corp.                      X                                                  1,713,117
Knightsbridge Tankers Ltd.              X                                                     21,200
La Quinta Corp.                         X                                                    290,000
Lear Corp.                              X                                                      8,900
Liberty Property Trust                  X                                                     12,000
LTC Properties, Inc.                    X                                                     30,000
Macerich Co. (The)                      X                                                     10,000
Manor Care, Inc.                        X                                                      8,100
Mattel, Inc.                            X                                                     15,300
Max Re Capital Ltd.                     X                                                     22,600
Maxtor Corp.                            X                                                     24,900
Maytag Corp.                            X                                                     15,800
MBIA, Inc.                              X                                                      4,100
McDermott International, Inc.           X                                                     90,000
Medicis Pharmaceutical Corp.            X                                                      3,700
MGIC Investment Corp.                   X                                                      4,100
Miramar Mining Corp.                    X                                                  5,672,300
Monsanto Co.                            X                                                     11,300
Murphy Oil Corp.                        X                                                     53,000
Mylan Laboratories, Inc.                X                                                      7,400

---------------------------------------------------------------------------------------------------------
SEC FORM 13F                                        REPORTING MANAGER: VAN ECK ASSOCIATES CORP.
---------------------------------------------------------------------------------------------------------
                 ITEM 1:                          ITEM 2:         ITEM 3:        ITEM 4:        ITEM 5:


                                                                                  FAIR        SHARES OR
                                                                                 MARKET       PRINCIPAL
            NAME OF ISSUER                   TITLE OF CLASS       CUSIP #        VALUE         AMOUNT
                                                                                 $(000)
---------------------------------------------------------------------------------------------------------
National Health Investors, Inc.                   COM            63633D104          465         25,500
Newhall Land & Farming Co.                   DEPOSITARY REC      651426108          435         11,000
Newmont Mining Corp.                              COM            651639106       12,700        324,882
Noble Corp.                                       SHS            G65422100        2,685         79,000
Occidental Petroleum Corp.                        COM            674599105        4,932        140,000
Outback Steakhouse, Inc.                          COM            689899102          280          7,400
Overseas Shipholding Group                        COM            690368105          253          9,800
Pacificare Health Systems, Inc.                   COM            695112102          229          4,700
Parker Drilling Co                                COM            701081101          467        197,700
PetroKazakhstan, Inc. - Class A                   COM            71649P102        2,195        105,000
Petroleo Brasileiro S.A. (ADR)               SPONSORED ADR       71654V408        1,408         61,400
Phoenix Companies, Inc.                           COM            71902E109          199         17,200
Placer Dome, Inc.                                 COM            725906101       16,394      1,192,275
POSCO                                        SPONSORED ADR       693483109        1,830         64,000
ProLogis Trust                                 SH BEN INT        743410102          514         17,000
Public Storage, Inc.                              COM            74460D109          432         11,000
Quanta Services, Inc.                             COM            74762E102          227         27,400
Randgold Resources Ltd. (ADR)                     ADR            752344309       26,105      1,135,000
Remington Oil & Gas Corp.                         COM            759594302        1,379         76,000
R.J. Reynolds Tobacco Holdings, Inc.              COM            76182K105          273          6,900
Rowan Companies, Inc.                             COM            779382100        3,441        140,000
Royal Gold, Inc.                                  COM            780287108        3,461        189,100
Sanmina-SCI Corp.                                 COM            800907107          300         30,900
Sappi Ltd. (ADR)                              SPON ADR NEW       803069202        2,938        217,650
Satyam Computer Services Ltd.                     ADR            804098101          155         12,000
Sify Ltd.                                    SPONSORED ADR       82655M107          173         29,000
SCANA Corp.                                       COM            80589M102          206          6,000
Seagate Technology                                SHS            G7945J104          258          9,500
Siliconware Precision Industries Co.         SPONSD ADR SPL      827084864          788        199,021
Simon Property Group, Inc.                        COM            828806109          872         20,000
SL Green Realty Corp.                             COM            78440X101          325          9,000
Smith International, Inc.                         COM            832110100        3,166         88,000
Smurfit-Stone Container Corp.                     COM            832727101          300         20,000
Solectron Corp.                                   COM            834182107          234         40,000
Stake Technology Ltd                              COM            852559103          141         15,200
Starwood Hotels & Resorts Worldwide, Inc       PAIRED CTF        85590A203        1,392         40,000
Sun Microsystems, Inc.                            COM            866810104          130         39,300
Suncor Energy, Inc.                               COM            867229106        1,324         71,400
Talisman Energy, Inc.                             COM            87425E103        3,344         70,300
Tektronix, Inc.                                   COM            879131100          292         11,800
Teva Pharmaceutical Industries Ltd.               ADR            881624209        2,712         46,300
Thermo Electron Corp.                             COM            883556102          475         21,900
Torch Offshore, Inc.                              COM            891019101          428         73,800
Total Fina Elf SA (Sponsored ADR)            SPONSORED ADR       89151E109        2,153         28,400
Transocean, Inc.                                  ORD            G90078109        3,960        198,000
TV Azteca, S.A. de C.V.                      SPONSORED ADR       901145102        1,725        230,000
United Dominion Realty Trust, Inc.                COM            910197102          522         28,500


------------------------------------------------------------------------------------------------------------------------------------
                                                        SEPTEMBER 30, 2003                                  SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
            ITEM 1:                                          ITEM 6:                 ITEM 7:                    ITEM 8:
                                                      INVESTMENT DISCRETION                               VOTING AUTHORITY
                                           --------------------------------------------------                 (SHARES)
                                                                                    MANAGERS   -------------------------------------
                                             (a) SOLE    (b) SHARED     (c) SHARED    SEE       (a) SOLE     (b) SHARED   (c) NONE
                                                         AS DEFINED        OTHER     INSTR
           NAME OF ISSUER                                IN INSTR. V                   V
------------------------------------------------------------------------------------------------------------------------------------
National Health Investors, Inc.                   X                                               25,500
Newhall Land & Farming Co.                        X                                               11,000
Newmont Mining Corp.                              X                                              324,882
Noble Corp.                                       X                                               79,000
Occidental Petroleum Corp.                        X                                              140,000
Outback Steakhouse, Inc.                          X                                                7,400
Overseas Shipholding Group                        X                                                9,800
Pacificare Health Systems, Inc.                   X                                                4,700
Parker Drilling Co                                X                                              197,700
PetroKazakhstan, Inc. - Class A                   X                                              105,000
Petroleo Brasileiro S.A. (ADR)                    X                                               61,400
Phoenix Companies, Inc.                           X                                               17,200
Placer Dome, Inc.                                 X                                            1,192,275
POSCO                                             X                                               64,000
ProLogis Trust                                    X                                               17,000
Public Storage, Inc.                              X                                               11,000
Quanta Services, Inc.                             X                                               27,400
Randgold Resources Ltd. (ADR)                     X                                            1,135,000
Remington Oil & Gas Corp.                         X                                               76,000
R.J. Reynolds Tobacco Holdings, Inc.              X                                                6,900
Rowan Companies, Inc.                             X                                              140,000
Royal Gold, Inc.                                  X                                              189,100
Sanmina-SCI Corp.                                 X                                               30,900
Sappi Ltd. (ADR)                                  X                                              217,650
Satyam Computer Services Ltd.                     X                                               12,000
Sify Ltd.                                         X                                               29,000
SCANA Corp.                                       X                                                6,000
Seagate Technology                                X                                                9,500
Siliconware Precision Industries Co.              X                                              199,021
Simon Property Group, Inc.                        X                                               20,000
SL Green Realty Corp.                             X                                                9,000
Smith International, Inc.                         X                                               88,000
Smurfit-Stone Container Corp.                     X                                               20,000
Solectron Corp.                                   X                                               40,000
Stake Technology Ltd                              X                                               15,200
Starwood Hotels & Resorts Worldwide, Inc.         X                                               40,000
Sun Microsystems, Inc.                            X                                               39,300
Suncor Energy, Inc.                               X                                               71,400
Talisman Energy, Inc.                             X                                               70,300
Tektronix, Inc.                                   X                                               11,800
Teva Pharmaceutical Industries Ltd.               X                                               46,300
Thermo Electron Corp.                             X                                               21,900
Torch Offshore, Inc.                              X                                               73,800
Total Fina Elf SA (Sponsored ADR)                 X                                               28,400
Transocean, Inc.                                  X                                              198,000
TV Azteca, S.A. de C.V.                           X                                              230,000
United Dominion Realty Trust, Inc.                X                                               28,500

--------------------------------------------------------------------------------------------------------
SEC FORM 13F                                        REPORTING MANAGER: VAN ECK ASSOCIATES CORP.
--------------------------------------------------------------------------------------------------------
                 ITEM 1:                          ITEM 2:         ITEM 3:        ITEM 4:        ITEM 5:


                                                                                  FAIR        SHARES OR
                                                                                 MARKET       PRINCIPAL
            NAME OF ISSUER                   TITLE OF CLASS       CUSIP #        VALUE         AMOUNT
                                                                                 $(000)
--------------------------------------------------------------------------------------------------------
United States Steel Corp.                          COM           912909108          772         42,000
Universal Health Services, Inc.                    CL B          913903100          633         12,800
UnumProvident Corp.                                COM           91529Y106          185         12,500
Urstadt Biddle Properties (Class A)                CL A          917286205          135         10,000
Vornado Realty Trust                            SH BEN INT       929042109          317          6,600
Watson Pharmaceuticals, Inc.                       COM           942683103          413          9,900
Weatherford International Ltd.                     COM           G95089101        2,607         69,000
Weyerhaeuser Co.                                   COM           962166104        1,683         28,800
Wheaton River Minerals Ltd.                        COM           962902102       18,174      9,105,000
Wheaton River Minerals Ltd. Warrants         *W EXP 05/30/200    962902144        2,412      2,500,000
Williams Companies,  Inc.                          COM           969457100          446         47,300
Wisconsin Energy Corp.                             COM           976657106          232          7,600
Wyndham International, Inc. (Class A)              CL A          983101106           67        120,000
--------------------------------------------------------------------------------------------------------

                                                                              $ 365,397     45,511,148
                                                                              ==========================


-----------------------------------------------------------------------------------------------------------------------------------
                                                  SEPTEMBER 30, 2003                                     SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
        ITEM 1:                                        ITEM 6:                  ITEM 7:                      ITEM 8:
                                                INVESTMENT DISCRETION                                  VOTING AUTHORITY
                                     ----------------------------------------------------                  (SHARES)
                                                                               MANAGERS    ----------------------------------------
                                      (a) SOLE     (b) SHARED     (c) SHARED     SEE         (a) SOLE     (b) SHARED     (c) NONE
                                                   AS DEFINED        OTHER      INSTR
     NAME OF ISSUER                                IN INSTR. V                    V
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                 X                                                    42,000
Universal Health Services, Inc.           X                                                    12,800
UnumProvident Corp.                       X                                                    12,500
Urstadt Biddle Properties (Class A)       X                                                    10,000
Vornado Realty Trust                      X                                                     6,600
Watson Pharmaceuticals, Inc.              X                                                     9,900
Weatherford International Ltd.            X                                                    69,000
Weyerhaeuser Co.                          X                                                    28,800
Wheaton River Minerals Ltd.               X                                                 9,105,000
Wheaton River Minerals Ltd. Warrants      X                                                 2,500,000
Williams Companies,  Inc.                 X                                                    47,300
Wisconsin Energy Corp.                    X                                                     7,600
Wyndham International, Inc. (Class A)     X                                                   120,000
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